Acquisition of Properties (Details) (USD $)	3 Months Ended		9 Months Ended				0 Months Ended		0 Months Ended		0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Oct. 02, 2013	Oct. 02, 2013 Gastar	Apr. 19, 2013 Gastar Proven reserves, oil & natural gas production and undeveloped leasehold interest acre	Oct. 02, 2013 Navasota	Oct. 02, 2013 Navasota Proven reserves, oil & natural gas production and undeveloped leasehold interest acre	Oct. 02, 2013 Tauren	Oct. 02, 2013 Tauren Proven reserves, oil & natural gas production and undeveloped leasehold interest acre	Oct. 02, 2013 Tauren Proven reserves, oil & natural gas production and undeveloped leasehold interest Series B Convertible Preferred Stock
Acquisition of Properties
Area of leasehold interests acquired (in acres)							17,400		6,400		5,600
Purchase price							$ 39,118,830		$ 19,400,000		$ 4,000,000
Number of shares issued												2,000
Value of shares issued												2,000,000
Aggregate fair market value of shares issued in acquisition	708,000		708,000								708,000
Bargain purchase gain recorded in the statement of operations			22,238,000
Assets acquired:
Unproved oil and natural gas properties					7,101,000	6,029,000		1,072,000
Proved developed and undeveloped oil and natural gas properties					93,322,000	45,074,000		21,302,000		26,946,000
Liabilities assumed:
Asset retirement obligations					5,449,000	3,633,000		1,816,000
Net assets acquired					94,974,000	47,470,000		20,558,000		26,946,000
Pro forma Results of Operation
Oil and natural gas revenues	4,927,024	5,299,903	14,676,233	16,079,533
Net income (loss)	(11,476,589)	(149,689)	(2,300,038)	1,072,733
Basic earnings (loss) per share (in dollars per share)	$ (0.149)	$ (0.002)	$ (0.030)	$ 0.014
Diluted earnings (loss) per share (in dollars per share)	$ (0.149)	$ (0.002)	$ (0.030)	$ 0.006
Aggregate fair market value of properties acquired											26,946,000
Non-controlling interests											$ 0